united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

Item 1. Schedule of Investments.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Principal Amount ($)		Interest Rate	Maturity	Value
	BONDS & NOTES - 15.5%
	AUTO MANUFACTURERS - 0.5%
250,000	Ford Motor Credit Co. LLC	2.3750%	3/12/2019	$ 250,992

	BANKS - 4.2%
250,000	Bank of Montreal	1.5000	7/18/2019	247,475
125,000	Citigroup, Inc.	1.8500	11/24/2017	125,237
156,000	Credit Suisse AG	6.0000	2/15/2018	161,377
150,000	Deutsche Bank AG	1.3500	5/30/2017	149,953
150,000	Fifth Third Bancorp	4.5000	6/1/2018	154,533
125,000	JPMorgan Chase & Co.	6.1250	6/27/2017	126,320
250,000	Morgan Stanley	2.6500	1/27/2020	252,555
250,000	Park National Bank	1.8000	3/30/2020	250,463
250,000	Sumitomo Mitsui Banking	2.4500	1/16/2020	251,102
250,000	Toronto - Dominion Bank	2.2500	11/5/2019	251,757
				1,970,772
	BEVERAGES - 0.3%
125,000	Coca-Cola Femsa SAB de CV	2.3750	11/26/2018	125,822

	BIOTECHNOLOGY - 0.3%
150,000	Celgene Corp.	2.3000	8/15/2018	151,160

	COMMERCIAL SERVICES - 0.3%
150,000	Western Union Co.	2.8750	12/10/2017	151,155

	ELECTRONICS - 0.5%
250,000	Tyco Electronics Group SA	2.3750	12/17/2018	252,325

	FOOD - 0.5%
250,000	Sysco Corp.	1.9000	4/1/2019	250,410

	HEALTHCARE-PRODUCTS - 0.9%
150,000	Becton Dickinson and Co.	1.8000	12/15/2017	150,138
250,000	Thermo Fisher Scientific, Inc.	2.4000	2/1/2019	252,221
				402,359
	HEALTHCARE-SERVICES - 1.1%
150,000	Catholic Health Initiatives	1.6000	11/1/2017	149,864
125,000	Laboratory Corp of America Holdings	2.5000	11/1/2018	126,136
250,000	Quest Diagnostics, Inc.	2.5000	3/30/2020	251,737
				527,737
	INTERNET - 0.8%
250,000	Alibaba Group Holding Ltd.	2.5000	11/28/2019	251,367
125,000	eBay, Inc.	1.3500	7/15/2017	124,953
				376,320
	LODGING - 0.8%
250,000	Marriott International, Inc.	3.0000	3/1/2019	254,310
125,000	Starwood Hotels & Resorts Worldwide, Inc.	6.7500	5/15/2018	131,705
				386,015
	MACHINERY - CONSTRUCTION & MINING - 0.5%
250,000	Caterpillar Financial Services Corp.	1.1500	8/15/2019	244,773

	MACHINERY-DIVERSIFIED - 0.3%
125,000	Roper Technologies, Inc.	2.0500	10/1/2018	125,441

	MEDIA - 0.3%
125,000	Time Warner Cable, Inc.	5.8500	5/1/2017	125,386

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Principal Amount ($)		Interest Rate	Maturity	Value
	MISCELLANEOUS MANUFACTURING - 0.5%
250,000	Ingersoll-Rand Global Holding Co., Ltd.	2.8750%	1/15/2019	$ 254,216

	OIL & GAS - 0.3%
125,000	Murphy Oil Corp.	3.5000	12/1/2017	125,625

	PHARMACEUTICALS - 1.1%
250,000	Express Scripts Holding Co.	2.2500	6/15/2019	250,283
250,000	Teva Pharmaceuticals Finance IV LLC.	2.2500	3/18/2020	248,259
				498,542
	RETAIL - 0.3%
125,000	Staples, Inc.	2.7500	1/12/2018	125,671

	SEMICONDUCTORS - 0.5%
250,000	Xilinx, Inc.	2.1250	3/15/2019	250,834

	TELECOMMUNICATIONS - 1.0%
150,000	AT&T, Inc.	1.7000	6/1/2017	150,048
250,000	Verizon Communications, Inc.	2.5500	6/17/2019	252,985
				403,033
	TOYS / GAMES / HOBBIES - 0.5%
250,000	Mattel, Inc.	2.3500	5/6/2019	250,627

	TOTAL BONDS & NOTES (Cost - $7,257,300)			7,249,215

	CERTIFICATES OF DEPOSITS - 13.0%
	AUTO MANUFACTURERING - 0.8%
125,000	BMW Bank of North America	1.2500	3/12/2018	125,371
250,000	BMW Bank of North America	1.7000	2/24/2020	249,868
				375,239
	BANKS - 11.7%
250,000	Abacus FSB	1.1000	7/29/2019	246,997
125,000	Ally Bank	1.2500	2/26/2018	125,387
125,000	Ally Bank	1.7000	10/1/2018	125,654
150,000	American Express Bank FSB	1.7000	7/16/2018	150,458
125,000	American Express Centurion Bank	1.2500	4/30/2018	125,158
125,000	American Express Centurion Bank	1.3500	5/21/2018	125,076
125,000	American Express Centurion Bank	1.5500	6/18/2018	125,033
150,000	Capital One NA/Mclean VA	1.7500	8/27/2018	150,838
125,000	CIT Bank	1.5500	10/2/2017	125,463
125,000	Comenity Capital Bank	1.7500	8/10/2018	125,690
125,000	Discover Bank/Greenwood DE	1.3500	9/5/2017	125,173
250,000	EnerBank USA	1.1500	5/28/2019	247,761
125,000	EverBank	0.8000	4/13/2017	125,005
125,000	First Business Bank/Madison WI	1.1500	4/2/2018	125,026
125,000	FirstBank Puerto Rico	1.7500	8/31/2018	125,781
125,000	Goldman Sachs Bank USA/New York NY	1.7500	8/3/2017	125,419
250,000	Goldman Sachs Bank USA/New York NY	1.7500	1/14/2019	251,899
125,000	Iberiabank	1.0000	10/16/2017	125,233
250,000	Israel Discount Bank of New York	1.3000	9/16/2019	246,686
125,000	JPMorgan Chase Bank NA	1.3000	3/13/2018	125,166
250,000	LCA Bank Corporation	1.2500	10/15/2019	246,495
250,000	Mercantil Commercebank NA	1.6000	12/28/2018	250,000
250,000	Merrick Bank	1.2000	10/11/2019	246,508
250,000	Oriental Bank	1.7500	12/17/2018	250,480
125,000	Sallie Mae Bank	1.7000	8/22/2017	125,505

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Principal Amount ($)		Interest Rate	Maturity	Value
	BANKS (Continued)- 11.7%
250,000	Sallie Mae Bank	1.7500%	1/21/2020	$ 250,335
250,000	Springs Valley Bank & Trust Co	1.2500	8/26/2019	246,939
125,000	Synchrony Bank	1.8000	7/27/2017	125,418
125,000	Synovus Bank/Columbus GA	0.8000	4/10/2017	125,008
125,000	WebBank	1.0000	9/27/2017	125,083
250,000	Wells Fargo Bank NA	1.2500	4/22/2019	249,163
200,000	World's Foremost Bank	1.6000	6/25/2018	200,060
				5,489,897
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
125,000	Capital One Bank USA NA	1.3500	1/2/2018	125,322
125,000	Capital One Bank USA NA	1.6000	7/2/2018	125,241
				250,563

	TOTAL CERTIFICATES OF DEPOSITS (Cost - $6,126,233)			6,115,699

Shares	EXCHANGE TRADED FUNDS - 53.5%
	COMMODITY FUND - 1.0%
3,902	SPDR Gold Shares (a) *			463,245

	DEBT FUNDS - 52.5%
64,100	Guggenheim BulletShares 2017 Corporate Bond ETF			1,449,942
68,300	Guggenheim BulletShares 2018 Corporate Bond ETF			1,450,009
68,100	Guggenheim BulletShares 2019 Corporate Bond ETF			1,445,763
67,600	Guggenheim BulletShares 2020 Corporate Bond ETF			1,445,964
28,800	Guggenheim Enhanced Short Duration ETF			1,447,488
13,800	iShares 1-3 Year Credit Bond ETF			1,452,174
24,000	iShares Floating Rate Bond ETF			1,220,880
13,700	iShares Short Maturity Bond ETF			688,425
13,700	iShares Short-Term National Muni Bond ETF			1,446,572
14,300	PIMCO Enhanced Short Maturity Active			1,453,595
28,900	PIMCO Short Term Municipal Bond Active			1,447,997
47,100	SPDR Bloomberg Barclays Investment Grade Floating			1,447,383
47,300	SPDR Bloomberg Barclays Short Term Corporate Bond			1,447,853
29,900	SPDR Nuveen Bloomberg Barclays Short Term			1,448,356
22,600	SPDR SSgA Ultra Short Term Bond ETF			911,006
82,700	VanEck Vectors AMT-Free Short Municipal Index ETF			1,443,115
60,600	VanEck Vectors Short High-Yield Municipal Index			1,455,006
18,100	Vanguard Short-Term Bond ETF			1,442,932
				24,544,460

	TOTAL EXCHANGE TRADED FUNDS (Cost - $25,019,007)			25,007,705

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares						Value
SHORT-TERM INVESTMENTS - 11.6%
MONEY MARKET FUNDS - 11.6%
2,526,569		Fidelity Institutional Money Market Fund - Government Portfolio - Class I 0.30% (a,b)				$ 2,526,569
2,879,499		First American Government Obligations Fund - Class 2 0.31% (b)				2,879,499
		TOTAL SHORT-TERM INVESTMENTS (Cost - $5,406,068)				5,406,068

		TOTAL INVESTMENTS - 93.6% (Cost - $43,808,608) (c)				$ 43,778,687
		OTHER ASSETS LESS LIABILITIES - 6.4%				2,996,940
		NET ASSETS - 100.0%				$ 46,775,627

ETF - Exchange Traded Funds
	*	Non-Income producing investment.
	(a)	All or part of this instrument is a holding of GBSF Fund Limited.
	(b)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.
	(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes of investments held by the Fund and the GBSF Fund Ltd. (excluding the value of futures) is $43,903,740 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:			$ 49,017
			Unrealized Depreciation:			(174,070)
			Net Unrealized Depreciation:			$ (125,053)
FUTURES CONTRACTS
OPEN LONG FUTURES CONTRACTS

					Notional Value at	Net
Number of					March 31,	Unrealized
Contracts		Issue	Exchange	Expiration	2017	Appreciation
373		Gold 100oz Future (a)	NY Comex	June-17	$ 46,606,350	$ 64,900

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its Consolidated Portfolio of Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – The Fund will calculate its daily net asset value ("NAV") per share at the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the NYSE is open. As a result of calculating the Fund's NAV per share as of the NYSE Close, Fund securities will be valued each day at the last quoted sales price on each security's primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ price. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last bid price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost.

GBSF Fund Limited (“GBSF Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Fund that can invest in Gold-bullion related exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), physical gold bullion and derivatives. See “Consolidation of Subsidiaries” for additional information.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair r market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The fair value team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Gold Bullion Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investment
Bonds & Notes	$ -	$ 7,249,215	$ -	$ 7,249,215
Cerificates of Deposit	-	6,115,699	-	6,115,699
Exchange Traded Funds	25,007,705	-	-	25,007,705
Money Market Funds	5,406,068	-	-	5,406,068
Total Investment	$ 30,413,773	$ 13,364,914	$ -	$ 43,778,687
Derivatives
Futures Contract	$ 64,900	$ -	$ -	$ 64,900
* Refer to the Consolidated Portfolio of Investments for industry classifications.
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the
Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include the accounts of GBSF Ltd., a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in GBSF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on July 9, 2013 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund's investments in the CFC is as follows:

	Inception Date	GBSF Ltd. Net Assets at March 31, 2017	% of Net Assets at March 31, 2017
GBSF Ltd.	5/6/2013	$ 6,965,287	14.89%

Futures Contracts – The Fund is subject to commodity risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Deposits with Brokers for Futures Contracts at March 31, 2017 represent partially restricted deposits of $3,672,084 to meet margin and other broker regulatory requirements, and excess funds not required for margin. During the period ended March 31, 2017 the unrealized appreciation on future contracts amounted to $64,900, such depreciation was subject to commodity risk.

The derivative instruments as of March 31, 2017 as disclosed in the Schedule of Investments serve as indicators of the volume of derivative activity for the portfolio.

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its direct investments as well as indirectly through investments in Underlying Funds and the subsidiary (GBSF Ltd.).

General Market Risk. The risk that the value of the Fund’s shares will fluctuate based on the performance of the Portfolio’s investments and other factors affecting the commodities and/or securities market generally.

Mutual Fund and ETN Risk: Mutual funds and exchange traded notes are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 5/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 5/30/2017

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 5/30/2017